Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]		Treasury Stock, Common [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Stockholders Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 29, 2022			[1]	$ 26,624,694	[1]		$ 103,478,696	$ (24,853,275)	$ 105,250,115	$ 2,599,968	$ 107,850,083
Balance, shares at Dec. 29, 2022	[1]	1
Treasury stock, shares at Dec. 29, 2022
Effect of reverse recapitalization			[1]		[1]
Effect of reverse recapitalization, shares	[1]	11
Balance at Dec. 31, 2022			[1]	26,624,694	[1]		103,478,696	(24,853,275)	105,250,115	2,599,968	107,850,083
Balance, shares at Dec. 31, 2022	[1]	12
Treasury stock, shares at Dec. 31, 2022
Issuance of common stock as incentive shares	[1]	$ 9,419		(8,614)					805		805
Issuance of common stock as incentive shares, shares	[1]	94,192,421
Net income (loss)			[1]		[1]		39,370,036		39,370,036	(809,430)	38,560,606
Reclassification of unrealized gain on available-for-sale debt security to net income when realized			[1]		[1]			(8,760)	(8,760)		(8,760)
Deemed contribution in connection with disposal of property and equipment			[1]	9,620,453	[1]				9,620,453		9,620,453
Deemed contribution in connection with disposal of reorganization			[1]	642,748	[1]				642,748		642,748
Foreign currency translation adjustment			[1]		[1]			(12,716,220)	(12,716,220)	(139,466)	(12,855,686)
Balance at Dec. 31, 2023		$ 9,419	[1]	36,879,281	[1]		142,848,732	(37,578,255)	142,159,177	1,651,072	$ 143,810,249
Balance, shares at Dec. 31, 2023	[1]	94,192,433
Treasury stock, shares at Dec. 31, 2023
Net income (loss)							18,757,752		18,757,752	(7,536)	$ 18,750,216
Foreign currency translation adjustment								(10,109,388)	(10,109,388)	(84,464)	(10,193,852)
Disposal of subsidiary										(1,221,795)	(1,221,795)
Balance at Mar. 31, 2024		$ 9,419		36,879,281			161,606,484	(47,687,643)	150,807,541	337,277	151,144,818
Balance, shares at Mar. 31, 2024		94,192,433
Balance at Dec. 31, 2023		$ 9,419	[1]	36,879,281	[1]		142,848,732	(37,578,255)	142,159,177	1,651,072	$ 143,810,249
Balance, shares at Dec. 31, 2023	[1]	94,192,433
Treasury stock, shares at Dec. 31, 2023
Net income (loss)			[1]		[1]		46,614,275		46,614,275	75,617	$ 46,689,892
Foreign currency translation adjustment			[1]		[1]			(16,599,820)	(16,599,820)	42,213	(16,557,607)
Disposal of subsidiary			[1]		[1]					(1,221,795)	(1,221,795)
Reverse recapitalization, net of transaction costs		$ 508	[1]	8,407,380	[1]				8,407,888		8,407,888
Reverse recapitalization, net of transaction costs, shares	[1]	5,080,820
Issuance of common stock to settle convertible note		$ 27	[1]	2,699,973	[1]	$ (2,700,000)
Issuance of common stock from conversion of convertible note, shares		270,000	[1]			(270,000)
Issuance of common stock as incentive shares		$ 34	[1]	(34)	[1]
Issuance of common stock as incentive shares, shares	[1]	339,565
Stock-based compensation			[1]	13,022,692	[1]				13,022,692		13,022,692
Issuance of common stock from exercise of stock warrants		$ 314	[1]	31,060	[1]				31,374		31,374
Issuance of common stock from exercise of stock warrants, shares	[1]	3,137,998
Deemed contribution in connection with disposal of subsidiaries			[1]	1,473,571	[1]				1,473,571	(634,106)	839,465
Balance at Dec. 31, 2024		$ 10,302	[1]	62,513,923	[1]	$ (2,700,000)	189,463,007	(54,178,075)	195,109,157	(86,999)	$ 195,022,158
Balance, shares at Dec. 31, 2024	[1]	103,020,816
Treasury stock, shares at Dec. 31, 2024						(270,000)					270,000
Issuance of common stock as incentive shares		$ 86		(86)
Issuance of common stock as incentive shares, shares		860,435
Net income (loss)							21,502,446		21,502,446	(10,496)	21,491,950
Foreign currency translation adjustment								9,834,663	9,834,663	(26,336)	9,808,327
Balance at Mar. 31, 2025		$ 10,388		$ 62,513,837		$ (2,700,000)	$ 210,965,453	$ (44,343,412)	$ 226,446,266	$ (123,831)	$ 226,322,435
Balance, shares at Mar. 31, 2025		103,881,251
Treasury stock, shares at Mar. 31, 2025						(270,000)					270,000

[1]	Retrospectively restated for effect of share issuances on September 8, 2023.